STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss for the period	$ (386,188)	$ (27,124)	$ (413,312)
Adjustments to reconcile net income to net cash used in operating activities:
Increase in fair value of warrant liability	105,700	0	105,700
Increase in fair value of Trust Fund	(13,666)	0	(13,666)
Change in operating liabilities:
Prepaid expenses	(10,466)	0	(10,466)
Accrued expenses	128,097	0	128,097
Deferred legal fees	100,000	0	100,000
Net cash used in operating activities	(76,523)	(27,124)	(103,647)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash contributed to Trust Fund	(46,000,000)	0	(46,000,000)
Net cash used in investing activities	(46,000,000)	0	(46,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	53,664	(53,664)	0
Proceeds from sale of ordinary shares to Sponsor	0	25,000	25,000
Proceeds from note and advances payable to affiliate	(55,940)	55,940	0
Proceeds from issuance of warrants	2,410,000	0	2,410,000
Portion of net proceeds from sale of units through Public offering allocable to shares subject to possible redemption	39,078,774	0	39,078,774
Net proceeds from sale of units through public offering allocable to shareholders' equity	4,975,001	0	4,975,001
Net cash provided by financing activities	46,461,499	27,276	46,488,775
Net increase in cash	384,976	152	385,128
Cash beginning of period	152	0	0
End of period	385,128	152	385,128
SUPPLEMENTAL SCHEDULE FOR NON-CASH FINANCING ACTIVITIES
Deferred offering costs included in accrued offering costs	0	8,836	8,836
Deferred legal fees	100,000	0	100,000
Adjustment for warrant liability in connection with the public offering	$ 5,919,200	$ 0	$ 5,919,200